Supplement to the
Fidelity Advisor® Floating Rate High Income Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2021
Prospectus

Effective October 1, 2022, the following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading".

Chandler Perine (co-manager) has managed the fund since October 2022.

Effective October 1, 2022, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Chandler Perine is co-manager of the fund, which he has managed since October 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Perine has worked as a research analyst and portfolio manager.

AFR-22-01 1.746476.151	August 22, 2022

Supplement to the
Fidelity Advisor® Floating Rate High Income Fund
December 30, 2021
Prospectus

Effective October 1, 2022, the following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading".

Chandler Perine (co-manager) has managed the fund since October 2022.

Effective October 1, 2022, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Chandler Perine is co-manager of the fund, which he has managed since October 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Perine has worked as a research analyst and portfolio manager.

FHI-22-01 1.778339.121	August 22, 2022

Supplement to the
Fidelity® Real Estate High Income Fund
January 29, 2022
Prospectus

Effective October 1, 2022, the following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Matthew Torchia (co-manager) has managed the fund since October 2022.

Effective October 1, 2022, the following information supplements the biographical information found in the "Fund Management" section.

Matthew Torchia is co-manager of the fund, which he has managed since October 2022. Since joining Fidelity Investments in 2021, Mr. Torchia has worked as a research analyst and portfolio manager. Prior to joining the firm, Mr. Torchia served as a managing director at Blackstone from 2019 to 2020 and as a principal at Blackstone from 2015 to 2019.

REHI-22-01 1.742183.114	August 22, 2022